FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Disciplined Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommodities Strategy Fund

RiverFront Global Growth Fund

RiverFront Global Allocation Fund

RiverFront Dynamic Equity Income Fund

RiverFront Moderate Growth & Income Fund

RiverFront Conservative Income Builder Fund

ALPS/Kotak India Growth Fund

ALPS/Alerian MLP Infrastructure Index Fund

(the “Funds”)

Class A, Class C, Class I, Class L, Class R and Investor Class Shares

SUPPLEMENT DATED DECEMBER 9, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS, DATED AUGUST 31, 2013, AS SUPPLEMENTED FROM TIME TO TIME

Change of Custodian

Effective December 9, 2013, the Board of Trustees of the Trust has appointed State Street Bank and Trust Company (“State Street”) as the Custodian to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth Fund, RiverFront Global Allocation Fund, RiverFront Dynamic Equity Income Fund, RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund and ALPS/Alerian MLP Infrastructure Index Fund. As a result, all references to The Bank of New York Mellon and Union Bank, N.A. in the SAI with respect to the above named Funds are hereby deleted and replaced with reference to State Street.

In addition, the section entitled “Custodian” on page 158 of the SAI is hereby deleted and replaced in its entirety with the following:

Custodian. The Bank of New York Mellon, located at One Wall Street, New York, NY 10286 ("BNY Mellon"), serves as Custodian for the ALPS/Kotak India Growth Fund.  State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA, 02171 (“State Street”), serves as Custodian for the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth Fund, RiverFront Global Allocation Fund, RiverFront Dynamic Equity Income Fund, RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund and ALPS/Alerian MLP Infrastructure Index Fund. As such, State Street and BNY Mellon each hold in safekeeping certificated securities and cash belonging to the respective Funds and, in such capacity, is the registered owner of securities in book-entry form belonging to the Funds. Upon instruction, State Street and BNY Mellon each receive and deliver cash and securities of the respective Funds in connection with portfolio transactions and collect all dividends and other distributions made with respect to portfolio securities. State Street and BNY Mellon each also maintain certain accounts and records of the Funds.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.